EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (59)	$ (48)	$ (62)
Non-current liabilities	(1,395)	(1,864)	(1,820)
Net amount recognized	$ (1,454)	$ (1,912)	$ (1,882)
Weighted average assumptions used:
Discount rate	5.10%	3.00%	2.80%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 2,075	$ 3,669	$ 2,518
Non-current liabilities	0	0	0
Net amount recognized	$ 2,075	$ 3,669	$ 2,518
Weighted average assumptions used:
Discount rate	5.10%	2.90%	2.50%
Rate of compensation increases
Pre-65 [Member]
Assumed health care cost trend rates:
Year the ultimate rate is reached	2031	2031	2029
Pre-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	7.30%	5.80%	6.00%
Ultimate rate	4.50%	4.40%	4.50%
Pre-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	7.30%	5.80%	6.00%
Ultimate rate	4.50%	4.40%	4.50%
Post-65 [Member]
Assumed health care cost trend rates:
Year the ultimate rate is reached	2031	2031	2029
Post-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	9.25%	8.50%	6.50%
Ultimate rate	4.50%	4.50%	4.50%
Post-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.30%	6.20%	6.50%
Ultimate rate	4.50%	4.40%	4.50%